Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.432%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,852,416.37

Principal:
Principal Collections	$34,787,715.81
Prepayments in Full	$36,231,076.84
Liquidation Proceeds	$21,617.50
Recoveries	$0.00
Sub Total	$71,040,410.15
Collections	$75,892,826.52

Purchase Amounts:
Purchase Amounts Related to Principal	$528,439.29
Purchase Amounts Related to Interest	$1,720.49
Sub Total	$530,159.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$76,422,986.30

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$76,422,986.30
Servicing Fee	$1,315,988.93	$1,315,988.93	$0.00	$0.00	$75,106,997.37
Interest - Class A-1 Notes	$70,921.20	$70,921.20	$0.00	$0.00	$75,036,076.17
Interest - Class A-2a Notes	$145,125.00	$145,125.00	$0.00	$0.00	$74,890,951.17
Interest - Class A-2b Notes	$119,165.92	$119,165.92	$0.00	$0.00	$74,771,785.25
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$74,256,585.25
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$74,103,819.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,103,819.25
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$74,023,668.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,023,668.08
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$73,965,753.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,965,753.08
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$73,894,675.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$73,894,675.58
Regular Principal Payment	$265,954,491.70	$73,894,675.58	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$76,422,986.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$73,894,675.58
Total					$73,894,675.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$73,894,675.58	$205.72	$70,921.20	$0.20	$73,965,596.78	$205.92
Class A-2a Notes	$0.00	$0.00	$145,125.00	$0.68	$145,125.00	$0.68
Class A-2b Notes	$0.00	$0.00	$119,165.92	$0.36	$119,165.92	$0.36
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$73,894,675.58	$45.87	$1,212,321.79	$0.75	$75,106,997.37	$46.62

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$265,954,491.70	0.7404078	$192,059,816.12	0.5346877
Class A-2a Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-2b Notes	$331,400,000.00	1.0000000	$331,400,000.00	1.0000000
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,517,694,491.70	0.9421173	$1,443,799,816.12	0.8962468

Pool Information
Weighted Average APR	3.728%	3.694%
Weighted Average Remaining Term	54.02	53.13
Number of Receivables Outstanding	71,993	69,553
Pool Balance	$1,579,186,721.19	$1,507,605,084.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,492,280,391.07	$1,423,783,576.48
Pool Factor	0.9459617	0.9030830

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$22,614,076.27
Yield Supplement Overcollateralization Amount	$83,821,508.13
Targeted Overcollateralization Amount	$98,088,593.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,805,268.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		190	$12,787.14
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$12,787.14
Cumulative Net Losses Last Collection Period			$803.60
Cumulative Net Losses for all Collection Periods			$13,590.74

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.48%	309	$7,289,890.29
61-90 Days Delinquent	0.04%	22	$573,666.51
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	331	$7,863,556.80

Repossession Inventory:
Repossessed in the Current Collection Period		16	$497,566.37
Total Repossessed Inventory		17	$527,892.29

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			0.0006%
Current Collection Period			0.0099%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0014%
Current Collection Period			0.0316%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer